Dividends (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2020	Aug. 31, 2020	Aug. 31, 2019	Oct. 30, 2020	Jul. 10, 2020
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Additional dividend rate			$ 0.0025
Discount from dividend reinvestment plan				2.00%
Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend payment rate period			5 years
Dividend payment rate	4.50%		2.791%
Dividends payable, amount per share						$ 0.17444
Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend payment rate period			5 years
Shares issued upon conversion	1,987,607
Dividends payable, amount per share						$ 0.14094
5-year Government of Canada Bond Yield [Member] | Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend payment rate, variable			2.00%
Three-month Government of Canada Treasury Bill [Member] | Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend payment rate, variable			2.00%
Subsequent Event [Member] | Class A Shares [Member]
Disclosure of classes of share capital [line items]
Dividends payable, amount per share					$ 0.098542
Subsequent Event [Member] | Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Dividends payable, amount per share					0.09875
Subsequent Event [Member] | Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividends payable, amount per share					0.17444
Dividends paid, other shares		$ 2
Subsequent Event [Member] | Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividends payable, amount per share					$ 0.13431
Dividends paid but not yet recognized		$ 1